Lease Liabilities - Additional Information (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Expense relating to short-term leases for which recognition exemption has been used	$ 100	$ 100	$ 300	$ 1,000	$ 1,700
Expense relating to variable lease payments not included in measurement of lease liabilities	300	500	3,000	1,600	1,700
Cost of goods sold	300	200	1,800	700	400
Selling and administrative expenses	46,804	38,455	147,931	163,310	182,315
Interest expense on lease liabilities	695	793	3,029	3,371	2,586
Cash outflow for leases	4,700	4,600	20,500	18,700	19,100
Selling and administrative expenses
Statements [Line Items]
Selling and administrative expenses	$ 100	$ 300	$ 1,200	$ 900	$ 1,300